CAPITAL STOCK - Additional Information, Common Stock Share Activity (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2013	Dec. 29, 2012	Jun. 29, 2013	Jun. 30, 2012	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Aug. 01, 2013
Class of Stock [Line Items]
Initial delivery of shares repurchased (in shares)		9,345,794	1,608,695
Repurchase of common stock, shares				(3,000,000)	(340,576)	(8,300,853)	(13,253,790)
Forward share purchase contract					$ 150.0			$ 350.0
Forward share purchase contract, shares purchased		(5,581,400)			(1,603,822)	0	(5,581,400)	5,581,400	5,581,400
Subsequent Event
Class of Stock [Line Items]
Forward share purchase contract	$ 362.7